Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Purchase Commitments
As of December 31, 2019, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2020	Ps.	69,338,478
2021		55,304,232
2022		13,512,005
2023		532,373

Total	Ps.	138,687,088